ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Accounts receivable	29	20
Notes receivable	128	2,221
Less: allowance for credit losses	-	-
Accounts and notes receivable, net	157	2,241